BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS. (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of EffectOf ChangesIn Foreign Exchange Rates Explanatory [Abstract]
Disclosure of detailed information about assets in foreign currencies [Text Block]
	12-31-2017	12-31-2016
	ThU.S.$	ThU.S.$
Total Current Assets	2,770,363	2,722,360

Cash and Cash Equivalents	589,886	592,253
U.S Dollar	501,352	524,426
Euros	4,306	2,357
Brazilian Real	47,314	47,696
Argentine Pesos	10,038	4,046
Other currencies	3,685	3,327
Chilean Pesos	23,191	10,401

Other current financial assets	3,504	5,201
U.S Dollar	3,497	4,879
Argentine Pesos	-	315
Other currencies	7	7

Other current non-financial assets	129,837	144,915
U.S Dollar	48,632	62,246
Euros	104	71
Brazilian Real	17,158	22,537
Argentine Pesos	5,832	12,261
Other currencies	5,306	3,500
Chilean Pesos	52,805	44,300

Trade and other current receivables	814,412	701,610
U.S Dollar	550,674	489,056
Euros	20,498	26,544
Brazilian Real	89,673	46,150
Argentine Pesos	26,863	15,137
Other currencies	17,702	16,620
Chilean Pesos	106,442	106,681
U.F.	2,560	1,422

Accounts receivable due from related companies	3,488	12,505
U.S Dollar	726	274
Brazilian Real	171	726
Chilean Pesos	2,192	10,548
U.F.	399	957

Current Inventories	868,462	852,612
U.S Dollar	809,689	812,748
Brazilian Real	58,773	39,864

Current biological assets	307,796	306,117
U.S Dollar	270,761	271,551
Brazilian Real	37,035	34,566

Current tax assets	49,471	104,088
U.S Dollar	7,769	6,199
Brazilian Real	6,721	5,798
Argentine Pesos	-	39
Other currencies	3,188	2,696
Chilean Pesos	31,793	89,356

Non-current assets or disposal groups classified as held for sale	3,507	3,059
U.S Dollar	2,835	3,059
Brazilian Real	672	-

	12-31-2017	12-31-2016
	ThU.S.$	ThU.S.$
Total Non-Current Assets	11,224,237	11,283,821

Other non-current financial assets	56,600	8,868
U.S Dollar	56,600	8,868

Other non-current non-financial assets	121,521	130,319
U.S Dollar	104,711	95,658
Brazilian Real	4,629	4,042
Argentine Pesos	11,303	9,900
Other currencies	693	636
Chilean Pesos	185	20,083

Trade and other non-current receivables	16,040	14,273
U.S Dollar	4,247	6,895
Brazilian Real	3,345	-
Other currencies	-	527
Chilean Pesos	6,692	5,753
U.F.	1,756	1,098

Accounts receivable due from related companies, non-current	1,056	957
U.F.	1,056	957

Investments accounted for using equity method	368,772	446,548
U.S Dollar	130,276	124,324
Euros	185,410	156,990
Brazilian Real	53,080	165,203
Chilean Pesos	6	31

Intangible assets other than goodwill	88,615	89,497
U.S Dollar	87,007	88,394
Brazilian Real	1,516	1,026
Chilean Pesos	92	77

Goodwill	69,922	74,893
U.S Dollar	42,656	42,508
Brazilian Real	27,266	32,385

Property, plant and equipment	7,034,299	6,919,495
U.S Dollar	6,443,081	6,394,105
Brazilian Real	585,202	520,448
Chilean Pesos	6,016	4,942

Non-current biological assets	3,459,146	3,592,874
U.S Dollar	2,934,819	3,185,872
Brazilian Real	524,327	407,002

Deferred tax assets	8,266	6,097
U.S Dollar	4,319	4,134
Brazilian Real	3,622	1,697
Other currencies	32	52
Chilean Pesos	293	214

Disclosure of detailed information about liabilities in foreign currencies [Text Block]
	12-31-2017			12-31-2016
	Up to 90 days	From 91 days to 1 year	Total	Up to 90 days	From 91 days to 1 year	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Total Liabilities, current	1,045,364	354,030	1,399,394	806,280	539,784	1,346,064

Other current financial liabilities	148,778	351,566	500,344	196,001	501,451	697,452
U.S Dollar	134,125	284,293	418,418	178,442	455,908	634,350
Brazilian Real	2,383	4,660	7,043	3,558	1,282	4,840
Argentine Pesos	-	-	-	11	29	40
Chilean Pesos	1,508	4,116	5,624	1,132	3,387	4,519
U.F.	10,762	58,497	69,259	12,858	40,845	53,703

Bank Loans	110,700	282,172	392,872	134,140	61,483	195,623
U.S Dollar	108,317	277,512	385,829	130,571	60,172	190,743
Brazilian Real	2,383	4,660	7,043	3,558	1,282	4,840
Argentine Pesos	-	-	-	11	29	40

Financial Leases	9,928	34,413	44,341	9,534	30,866	40,400
Chilean Pesos	1,508	4,116	5,624	1,132	3,387	4,519
U.F.	8,420	30,297	38,717	8,402	27,479	35,881

Other Loans	28,150	34,981	63,131	52,327	409,102	461,429
U.S Dollar	25,808	6,781	32,589	47,871	395,736	443,607
U.F.	2,342	28,200	30,542	4,456	13,366	17,822

Trade and other current payables	717,342	4	717,346	511,371	26,520	537,891
U.S Dollar	193,562	-	193,562	146,652	3,510	150,162
Euros	9,099	-	9,099	12,006	1,028	13,034
Brazilian Real	124,917	-	124,917	4,849	21,982	26,831
Argentine Pesos	29,243	-	29,243	31,661	-	31,661
Other currencies	4,936	-	4,936	12,244	-	12,244
Chilean Pesos	333,525	4	333,529	285,359	-	285,359
U.F.	22,060	-	22,060	18,600	-	18,600

Accounts payable to related companies	11,208	-	11,208	3,831	-	3,831
U.S Dollar	1,354	-	1,354	1,969	-	1,969
Chilean Pesos	9,854	-	9,854	1,862	-	1,862

Other current provisions	2,728	-	2,728	842	-	842
U.S Dollar	622	-	622	842	-	842
Brazilian Real	2,106	-	2,106	-	-	-

Current tax liabilities	6,361	1,727	8,088	1,641	-	1,641
U.S Dollar	283	-	283	448	-	448
Euros	158	-	158	7	-	7
Argentine Pesos	46	-	46	133	-	133
Other currencies	479	-	479	574	-	574
Chilean Pesos	5,395	1,727	7,122	479	-	479

Current provisions for employee benefits	5,595	135	5,730	5,214	30	5,244
Chilean Pesos	5,595	135	5,730	5,214	30	5,244

Other current non-financial liabilities	153,352	598	153,950	87,380	11,783	99,163
U.S Dollar	119,309	582	119,891	62,974	163	63,137
Euros	77	-	77	53	-	53
Brazilian Real	18,016	-	18,016	9,426	11,616	21,042
Argentine Pesos	3,215	-	3,215	3,474	-	3,474
Other currencies	3,906	-	3,906	3,202	-	3,202
Chilean Pesos	8,809	16	8,825	8,183	4	8,187
U.F.	20	-	20	68	-	68

	12-31-2017			12-31-2016
	From 13 months to 5 years	More than 5 years	Total	From 13 months to 5 years	More than 5 years	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Total non-current liabilities	3,025,553	2,452,760	5,478,313	3,599,291	2,061,543	5,660,834

Other non-current financial liabilities	1,455,641	2,322,926	3,778,567	2,020,484	1,850,430	3,870,914
U.S Dollar	970,631	1,508,999	2,479,630	1,591,127	1,075,204	2,666,331
Brazilian Real	16,506	-	16,506	17,098	1,042	18,140
Chilean Pesos	9,839	-	9,839	11,151	-	11,151
U.F.	458,665	813,927	1,272,592	401,108	774,184	1,175,292

Bank Loans	327,424	138,161	465,585	626,384	92,351	718,735
U.S Dollar	310,918	138,161	449,079	609,286	91,309	700,595
Brazilian Real	16,506	-	16,506	17,098	1,042	18,140

Financial Leases	68,035	-	68,035	73,586	-	73,586
Chilean Pesos	9,839	-	9,839	11,151	-	11,151
U.F.	58,196	-	58,196	62,435	-	62,435

Other Loans	1,060,182	2,184,765	3,244,947	1,320,514	1,758,079	3,078,593
U.S Dollar	659,713	1,370,838	2,030,551	981,841	983,895	1,965,736
U.F.	400,469	813,927	1,214,396	338,673	774,184	1,112,857

Other non-current provisions	36,008	-	36,008	38,138	-	38,138
U.S Dollar	7	-	7	1	-	1
Brazilian Real	4,682	-	4,682	5,425	-	5,425
Argentine Pesos	31,316	-	31,316	32,712	-	32,712
Chilean Pesos	3	-	3	-	-	-

Deferred tax liabilities	1,355,531	129,834	1,485,365	1,479,596	151,469	1,631,065
U.S Dollar	1,247,096	129,834	1,376,930	1,412,506	131,406	1,543,912
Brazilian Real	108,435	-	108,435	67,090	20,063	87,153

Non-current provisions for employee benefits	66,033	-	66,033	60,084	-	60,084
Other currencies	129	-	129	144	-	144
Chilean Pesos	65,904	-	65,904	59,940	-	59,940

Other non-current non-financial liabilities	112,340	-	112,340	989	59,644	60,633
U.S Dollar	13	-	13	430	-	430
Brazilian Real	111,634	-	111,634	-	59,644	59,644
Argentine Pesos	480	-	480	349	-	349
Chilean Pesos	213	-	213	206	-	206
U.F.	-	-	-	4	-	4

Disclosure of subsidiaries [text block]
The table below sets forth the subsidiaries that have determined a functional currency other than the U.S. Dollar as follows:

Subsidiary	Country	Functional Currency
Arauco do Brasil S.A.	Brazil	Brazilian Real
Arauco Forest Brasil S.A.	Brazil	Brazilian Real
Arauco Florestal Arapoti S.A.	Brazil	Brazilian Real
Arauco Industria de Paineis Ltda.	Brazil	Brazilian Real
Empreendimentos Florestais Santa Cruz Ltda.	Brazil	Brazilian Real
Mahal Empreendimentos e Participacoes S.A.	Brazil	Brazilian Real
Investigaciones Forestales Bioforest S.A.	Chile	Chilean Pesos
Consorcio Protección Fitosanitaria Forestal S.A.	Chile	Chilean Pesos
Forestal Nuestra Señora del Carmen S.A.	Argentina	Argentine Pesos
Forestal Talavera S.A.	Argentina	Argentine Pesos
Greeneagro S.A.	Argentina	Argentine Pesos
Leasing Forestal S.A.	Argentina	Argentine Pesos
Savitar S.A.	Argentina	Argentine Pesos
Flakeboard Company Limited	Canada	Canadian Dollar

Disclosure of information per company of the reserve of exchange differences on translation [Text Block]
The table below shows a detail per company of the effect in the period of the Reserve of Exchange Differences on translation:

	January - December
	2017	2016	2015
	ThU.S.$	ThU.S.$	ThU.S.$
Arauco do Brasil S.A.	(6,537)	73,087	(155,390)
Arauco Forest Brasil S.A.	(6,929)	68,314	(140,992)
Arauco Florestal Arapoti S.A.	(1,051)	19,523	(43,189)
Arauco Distribución S.A.	-	-	(4,180)
Sonae Arauco S.A.	20,547	-	-
Arauco Argentina S.A.	(752)	4,989	(13,308)
Flakeboard Company Limited	6,529	2,984	(16,915)
Others	307	(13)	(301)
Total reserve of exchange differences on translation	12,114	168,884	(374,275)

Disclosure of detailed information about changes in foreign exchange rates [Text Block]
Effect of foreign exchange rates changes

	January-December
	2017	2016	2015
	ThU.S.$	ThU.S.$	ThU.S.$
Exchange differences recognized in profit or loss, except for those arising on financial instruments measured at fair value through profit or loss	98	(3,935)	(40,827)
Reserve of exchange differences on translation (with Non-controlling interests)	11,873	173,754	(385,109)